Revenue from Contracts with Customers	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers

4.      Revenue from Contracts with Customers

The following table presents revenues disaggregated by type:

	Three months ended June 30		Six months ended June 30
	2022	2021	2022	2021
Advertising	$2,247,680	$1,650,083	$4,757,206	$3,393,906
Licensing and other	2,151,632	474,796	3,686,871	1,063,436
Total revenues	$4,399,312	$2,124,879	$8,444,077	$4,457,342

Deferred Revenue

Deferred revenue recorded at June 30, 2022 is expected to be fully recognized in the year ended June 30, 2023. The deferred revenue balance as of June 30, 2022 was $342,166 (December 31, 2021 - $30,014).

4.      Revenue from Contracts with Customers

The following table presents revenues disaggregated by type:

	For the year ended December 31,
	2021	2020
Advertising	$6,859,059	$2,923,375
Licensing and Other	2,607,304	1,634,178
Total revenues	$9,466,363	$4,557,553

Deferred Revenue

Deferred revenue recorded at December 31, 2021 is expected to be fully recognized in the year ended December 31, 2022. The deferred revenue balance as at December 31, 2021 was $182,684 (2020 - $20,370).